Related Parties’ Transactions - Schedule of Related Party Transactions (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Vplus [Member]
Revenue generated from related parties
Revenue generated from related parties		$ 1,633,824
IOTA [Member]
Revenue generated from related parties
Revenue generated from related parties		29,768
Shenzhen Feellife [Member]
Revenue generated from related parties
Revenue generated from related parties		4,289	12,621
Purchase from related parties
Purchase from related parties		2,709,567	4,186,353
Service expenses
Service expenses	[1]	2,229,432	2,240,245
Related Party [Member]
Revenue generated from related parties
Revenue generated from related parties		1,667,881	12,621
Purchase from related parties
Purchase from related parties		2,709,567	4,186,353
Service expenses
Service expenses		2,229,432	2,240,245
Rental expenses
Rental expenses		453,000	96,000
Cpresso, LLC [Member]
Rental expenses
Rental expenses		$ 453,000	$ 96,000

[1]	On January 1, 2022, PAPA Health entered into a four-year business process outsourcing service agreement (“the Agreement”) with Shenzhen Feellife, pursuant to which Shenzhen Feellife was entitled to provide the business process outsourcing services including but not limited to product technology research and development, marketing, production management, etc. for PAPA Health’s business operation purpose. Pursuant to the Agreement, the service expense is calculated based on the actual salary, social security and other labor cost incurred by the staff arranged by Shenzhen Feellife and confirmed by PAPA Health, and the payment is settled quarterly by PAPA Health.